RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2014
Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
	Years ended December 31,
	2013	2014
	$	$

Trade related balances	78,319,560	75,713,936
Non-trade related balances	5,667,293	12,333,542

Amounts due from related parties	83,986,853	88,047,478

Trade related balances to receivables and prepayments [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
	At December 31,
Name of related party	2013	2014
	$	$

CEEG (Nanjing) Semiconductor Co., Ltd.	74,922,671	70,186,196
China Electric Equipment Group Co., Ltd.	1,833,709	4,054,056
CEEG (Nanjing) Solar Research Institute	1,527,431	597,774
CEEG (Jiangsu) Insulated New Material Co., Ltd.	35,749	4,620
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	44,942
Nanjing Xinde New Energy Technology Co., Ltd.	-	583,390
CEEG Holding Co.,Ltd.	-	148,768
Jiangsu CEEG Business Co., Ltd.	-	94,190

	78,319,560	75,713,936

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
	At December 31,
	2013	2014
	$	$

Trade related balances	6,609,510	4,424,706
Non-trade related balances	5,188,009	4,696,075

Amounts due to related parties	11,797,519	9,120,781

Trade related balances to payables and pre-collected amounts [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
	At December 31,
Name of related party	2013	2014
	$	$

Jiangxi Jingde Semiconductor New Material Co., Ltd.	3,181,214	111,013
China Electric Equipment Group Co., Ltd.	454,759	522,763
CEEG (Nanjing) Intelligent Technology Co., Ltd.	190,067	172,852
CEEG (Jiangsu) Insulated New Material Co., Ltd.	1,701,026	1,442,674
CEEG (Nanjing) Semiconductor Co., Ltd.	1,082,444	140,865
CEEG (Nanjing) Solar Research Institute	-	1,923,774
CEEG (HK) Limited Co., Ltd.	-	47,029
Jiangsu Xinde Minyong Photovoltaic System Co., Ltd.	-	63,736
	6,609,510	4,424,706

Sales to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
Name of related party	Years ended December 31,
	2012	2013	2014
	$	$	$
CEEG (Nanjing) Solar Research Institute	4,997,073	1,450,689	333,943
CEEG (Nanjing) Semiconductor Co., Ltd.	-	247,563	9,736
China Electric Equipment Group (Hong Kong) Co., Ltd.	245,341	71,852	-
China Electric Equipment Group Co., Lt	51,216	7,435,809	5,333,313
CEEG (Jiangsu) Insulated New Material Co., Ltd.	537,278	606,322	-
CEEG Korea Co., Ltd.	1,393	-	4,065
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	38,893	95,555
Jiangsu Xinde Civil Photovoltaic System Co., Ltd.	-	-	715,691
Jiangsu CEEG Cloud Commercial Co., Ltd.	-	-	328,053
Nanjing Xinde New Energy Technology Co., Ltd.	-	-	1,501,211
CEEG Holding Co., Ltd.	-	-	1,738,797
CEEG Xinde (Shanghai)New Energy Co., Ltd.	-	-	8,190

	5,832,301	9,851,128	10,068,554

Purchases from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
Name of related party	Years ended December 31,
	2012	2013	2014
	$	$	$

China Electric Equipment Group Co., Ltd.	-	4,778,993	379,275
CEEG (Nanjing) Semiconductor Co., Ltd.	32,011,217	21,449,705	40,296
Jiangxi Jingde Semiconductor New Material Co., Ltd.	-	4,811,590	-
CEEG (Jiangsu) Insulated New Material Co., Ltd.	3,852,558	6,181,715	3,668,758
CEEG (Nanjing) Special Transformer Co., Ltd.	-	181	-

	35,863,775	37,222,184	4,088,329

Short-term borrowings [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Balances and Transactions
	Years ended December 31,
	2012	2013	2014
	$	$	$

Opening balance	-	(9,545,760)	-
Borrowings	(116,935,560)	(28,713,240)	-
Repayment	107,389,800	38,259,000	-

Closing balance	(9,545,760)	-	-